SCHEDULE OF VALUATION ASSUMPTIONS (Details)	11 Months Ended
Dec. 31, 2021 $ / shares
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	2 years
Expected dividends	0.00%
Expected volatility	91.05%
Risk free interest rate	0.23%
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.09%
Risk free interest rate, maximum	0.56%
Expected volatility rate, minimum	106.83%
Expected volatility rate, maximum	120.94%
Expected dividends	0.00%
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsWeightedAverageGrantDateFairValue-0]	$ 1.70
Non Employee [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years
Non Employee [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years 6 months